Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000742212
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

Commodities Return Strategy Portfolio – Portfolio Summary
INVESTMENT OBJECTIVE
The Portfolio's investment objective is total return.
FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Commodities Return Strategy Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses		Commodities Return Strategy Portfolio
Management Fee		0.80%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.16%
Acquired Fund Fees and Expenses	[1][2]	0.22%
Total Annual Portfolio Operating Expenses*	[1]	1.18%
Fee Waiver	[3]	(0.20%)
Total Annual Portfolio Operating Expenses After Fee Waiver	[1][3]	0.98%
[1]	Other Expenses and Acquired Fund Fees are estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the expenses indirectly incurred by the Portfolio as a result of its investments in investment companies and other pooled investment vehicles as well as the expenses of investing in the Portfolio's wholly owned Cayman Islands subsidiary fund
[3]	The Portfolio's investment adviser has entered into a written agreement to waive its management fee in an amount equal to the management fee paid to it by the Portfolio's wholly owned Cayman Islands subsidiary fund. This waiver will remain in effect for the life of the Portfolio, as long as the Portfolio remains invested in the subsidiary fund.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Commodities Return Strategy Portfolio	100	312

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. Because the Portfolio is new and has no shares outstanding, it does not have a portfolio turnover rate at this time.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio is designed to achieve positive total return relative to the performance of the Dow Jones-UBS Commodity Index Total Return ("DJ-UBS Index"). The DJ-UBS Index is a broadly diversified futures index composed of futures contracts on 19 physical commodities. The DJ- UBS Index is rebalanced as of the beginning of each calendar year so that as of that time no single commodity constitutes more than 15% or less than 2% of the Index, and each related group of commodities represented in the Index is limited to 33%. However, following this rebalancing and for the remainder of the calendar year these percentages may change so that a single commodity may constitute a lesser or greater percentage of the Index and different sectors may represent different proportions of the Index.

The Portfolio, which is actively managed, intends to invest primarily, either directly or indirectly through a wholly-owned subsidiary, in commodity index-linked and commodity-linked derivative instruments linked to the DJ-UBS Index, other derivatives, cash and fixed income securities. While the Portfolio seeks to achieve positive total return relative to the DJ-UBS Index, it is not an index fund and there can be no guarantee that this performance will be achieved. The Portfolio does not intend to invest in physical commodities.

The Portfolio intends to gain its principal exposure to the commodities markets by investing up to 25% of its total assets in the NMSF Cayman Commodity Fund, Ltd., a wholly owned subsidiary of the Portfolio organized under the laws of the Cayman Islands ("Subsidiary"). To a lesser extent, the Portfolio may gain exposure to commodities markets by investing directly in commodity-linked derivatives and other derivative instruments, including swap agreements. The Portfolio will limit its direct investments in commodity-linked swap agreements or certain other commodity-linked derivatives such that the income derived from those instruments is limited to a maximum of 10% of the Portfolio's annual gross income.

Investing in the Subsidiary allows the Portfolio to achieve greater exposure to the commodities markets than would otherwise be possible because of U.S. tax law requirements. The Subsidiary has the same investment objective as the Portfolio and its assets are managed by the same investment adviser and sub-adviser. However, unlike the Portfolio, the Subsidiary may invest without limitation in commodity index-linked and commodity-linked derivative instruments and other derivatives such as swaps and futures that provide exposure to the performance of the commodities markets. The use of these instruments may give rise to leverage, particularly at the Subsidiary level. The Subsidiary also may invest in fixed income instruments. Although the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio, the investment programs of the Portfolio and the Subsidiary are not identical. Certain derivative instruments in which the Portfolio and the Subsidiary invest may be illiquid.

For the portion of the Portfolio's assets not invested in commodity-linked derivatives, the Portfolio will invest in fixed income securities. The Portfolio emphasizes investment-grade fixed income securities and its fixed income portfolio will normally have an average duration of one year or less. The Portfolio may invest without limit in U.S. dollar-denominated foreign securities and may invest up to 30% of its assets in non-U.S. dollar-denominated securities.

The Portfolio is classified as a "non-diversified fund" under the Investment Company Act of 1940, as amended ("1940 Act") which means that a relatively high percentage of the Portfolio's assets may be invested in a limited number of issuers.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

The Portfolio is not intended to serve as a core holding in an investor's investment program but instead should only form a small part of a diversified portfolio. At any time, the risk of loss associated with a particular investment held by the Portfolio may be significantly higher than 50% of the value of the investment. Investors considering an investment in the Portfolio should be willing to accept significant volatility in the Portfolio's performance, particularly over shorter time periods.

  Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. While the primary driver of the Portfolio's returns is expected to be the change in value of the DJ-UBS Index, the Portfolio is not an index fund.
  Commodity Risk – The Portfolio's investment in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of the DJ-UBS Index, and therefore the value of any derivative instruments linked to that Index, may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
  Correlation Risk – Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. For example, changes in the value of a hedging instrument may not match those of the investment being hedged. Related to other types of assets, the prices of commodity-linked instruments may move in different directions than investments in traditional equity and debt securities. However, there can be no guarantee that the Portfolio's commodity-linked investments would not be correlated with traditional financial assets under any particular market conditions. In addition, the performance of the Portfolio's commodity-linked instruments may diverge from the performance of the DJ-UBS Index, perhaps materially.
  Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.
  Counterparty Risk – The Portfolio may sustain a loss in the event the other party(s) in an agreement or a participant to a transaction, such as a broker or swap counterparty, defaults on a contract or fails to perform by failing to pay amounts due, failing to fulfill delivery conditions, or failing to otherwise comply with the terms of the contract. Counterparty risk is inherent in many transactions, including derivatives transactions.

  Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Portfolio may also use derivatives for leverage, which could result in greater volatility for the Portfolio, particularly during periods of market decline, and could magnify losses. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not have otherwise occurred or missed opportunities for the Portfolio. The Portfolio's use of derivative instruments, particularly commodity-linked derivatives, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives also involve commodity, counterparty, correlation, management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Investing in derivatives could cause the Portfolio to lose more than the principal amount invested.

  Exposure Risk – The risk associated with investments (such as derivatives) or practices that increase the amount of money the portfolio could gain or lose on an investment. Related to hedging, exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains. For speculative positions, to the extent that a derivative or practice is not used as a hedge, the Portfolio is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost.

  Focus Risk – The Portfolio will be exposed to the performance of commodities in the DJ-UBS Index, which may from time to time have a small number of commodity sectors (e.g., energy, metals or agricultural) representing a large portion of the Index. As a result, the Portfolio may be subject to greater volatility than if the Index were more broadly diversified among commodity sectors.

  Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities, or derivatives that provide exposure to foreign currencies, may be adversely affected by decreases in foreign currency values relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities. Although the Portfolio may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, it is not required to do so.

  Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Investments in emerging markets impose risks different from, and greater than, investments in developed markets. Foreign securities may be less liquid, more volatile, and harder to value than U.S. securities.

  Interest Rate Risk – The value of the Portfolio's fixed income or derivative investments may decline because of a change in market interest rates.

  Leverage Risk – Certain transactions utilized by the Portfolio and the Subsidiary, such as the use of derivative instruments, may give rise to leverage, causing more volatility than if the Portfolio had not been leveraged. The use of leverage may cause the Portfolio or the Subsidiary to liquidate positions when it may not be advantageous to do so to satisfy obligations. The use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Portfolio's net asset value), and there can be no assurance that the Portfolio's use of leverage will be successful.

  Liquidity Risk – Particular derivative investments such as commodity-linked swaps may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

  Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

  Non-Diversification Risk – The Portfolio is classified as a non-diversified fund and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the Portfolio's performance may be more volatile than the performance of a more diversified fund.

  Subsidiary Risk – By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, the Portfolio wholly owns and controls the Subsidiary, and the Portfolio and the Subsidiary are both managed by the same investment adviser and sub-adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as it does currently and could adversely affect the Portfolio.

PERFORMANCE
Performance information is not provided because the Portfolio is newly offered and did not complete one full calendar year of operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Commodities Return Strategy Portfolio | Commodities Return Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[1],[2]
Total Annual Portfolio Operating Expenses*	rr_ExpensesOverAssets	1.18%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.98%	[1],[3]
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	312
Commodities Return Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Commodities Return Strategy Portfolio – Portfolio Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio's investment objective is total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. Because the Portfolio is new and has no shares outstanding, it does not have a portfolio turnover rate at this time.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees are estimated for the current fiscal year
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees are estimated for the current fiscal year
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the expenses indirectly incurred by the Portfolio as a result of its investments in investment companies and other pooled investment vehicles as well as the expenses of investing in the Portfolio's wholly owned Cayman Islands subsidiary fund
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is designed to achieve positive total return relative to the performance of the Dow Jones-UBS Commodity Index Total Return ("DJ-UBS Index"). The DJ-UBS Index is a broadly diversified futures index composed of futures contracts on 19 physical commodities. The DJ- UBS Index is rebalanced as of the beginning of each calendar year so that as of that time no single commodity constitutes more than 15% or less than 2% of the Index, and each related group of commodities represented in the Index is limited to 33%. However, following this rebalancing and for the remainder of the calendar year these percentages may change so that a single commodity may constitute a lesser or greater percentage of the Index and different sectors may represent different proportions of the Index.

The Portfolio, which is actively managed, intends to invest primarily, either directly or indirectly through a wholly-owned subsidiary, in commodity index-linked and commodity-linked derivative instruments linked to the DJ-UBS Index, other derivatives, cash and fixed income securities. While the Portfolio seeks to achieve positive total return relative to the DJ-UBS Index, it is not an index fund and there can be no guarantee that this performance will be achieved. The Portfolio does not intend to invest in physical commodities.

The Portfolio intends to gain its principal exposure to the commodities markets by investing up to 25% of its total assets in the NMSF Cayman Commodity Fund, Ltd., a wholly owned subsidiary of the Portfolio organized under the laws of the Cayman Islands ("Subsidiary"). To a lesser extent, the Portfolio may gain exposure to commodities markets by investing directly in commodity-linked derivatives and other derivative instruments, including swap agreements. The Portfolio will limit its direct investments in commodity-linked swap agreements or certain other commodity-linked derivatives such that the income derived from those instruments is limited to a maximum of 10% of the Portfolio's annual gross income.

Investing in the Subsidiary allows the Portfolio to achieve greater exposure to the commodities markets than would otherwise be possible because of U.S. tax law requirements. The Subsidiary has the same investment objective as the Portfolio and its assets are managed by the same investment adviser and sub-adviser. However, unlike the Portfolio, the Subsidiary may invest without limitation in commodity index-linked and commodity-linked derivative instruments and other derivatives such as swaps and futures that provide exposure to the performance of the commodities markets. The use of these instruments may give rise to leverage, particularly at the Subsidiary level. The Subsidiary also may invest in fixed income instruments. Although the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio, the investment programs of the Portfolio and the Subsidiary are not identical. Certain derivative instruments in which the Portfolio and the Subsidiary invest may be illiquid.

For the portion of the Portfolio's assets not invested in commodity-linked derivatives, the Portfolio will invest in fixed income securities. The Portfolio emphasizes investment-grade fixed income securities and its fixed income portfolio will normally have an average duration of one year or less. The Portfolio may invest without limit in U.S. dollar-denominated foreign securities and may invest up to 30% of its assets in non-U.S. dollar-denominated securities.

The Portfolio is classified as a "non-diversified fund" under the Investment Company Act of 1940, as amended ("1940 Act") which means that a relatively high percentage of the Portfolio's assets may be invested in a limited number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

The Portfolio is not intended to serve as a core holding in an investor's investment program but instead should only form a small part of a diversified portfolio. At any time, the risk of loss associated with a particular investment held by the Portfolio may be significantly higher than 50% of the value of the investment. Investors considering an investment in the Portfolio should be willing to accept significant volatility in the Portfolio's performance, particularly over shorter time periods.

  Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. While the primary driver of the Portfolio's returns is expected to be the change in value of the DJ-UBS Index, the Portfolio is not an index fund.
  Commodity Risk – The Portfolio's investment in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of the DJ-UBS Index, and therefore the value of any derivative instruments linked to that Index, may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
  Correlation Risk – Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. For example, changes in the value of a hedging instrument may not match those of the investment being hedged. Related to other types of assets, the prices of commodity-linked instruments may move in different directions than investments in traditional equity and debt securities. However, there can be no guarantee that the Portfolio's commodity-linked investments would not be correlated with traditional financial assets under any particular market conditions. In addition, the performance of the Portfolio's commodity-linked instruments may diverge from the performance of the DJ-UBS Index, perhaps materially.
  Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.
  Counterparty Risk – The Portfolio may sustain a loss in the event the other party(s) in an agreement or a participant to a transaction, such as a broker or swap counterparty, defaults on a contract or fails to perform by failing to pay amounts due, failing to fulfill delivery conditions, or failing to otherwise comply with the terms of the contract. Counterparty risk is inherent in many transactions, including derivatives transactions.

  Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Portfolio may also use derivatives for leverage, which could result in greater volatility for the Portfolio, particularly during periods of market decline, and could magnify losses. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not have otherwise occurred or missed opportunities for the Portfolio. The Portfolio's use of derivative instruments, particularly commodity-linked derivatives, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives also involve commodity, counterparty, correlation, management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Investing in derivatives could cause the Portfolio to lose more than the principal amount invested.

  Exposure Risk – The risk associated with investments (such as derivatives) or practices that increase the amount of money the portfolio could gain or lose on an investment. Related to hedging, exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains. For speculative positions, to the extent that a derivative or practice is not used as a hedge, the Portfolio is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost.

  Focus Risk – The Portfolio will be exposed to the performance of commodities in the DJ-UBS Index, which may from time to time have a small number of commodity sectors (e.g., energy, metals or agricultural) representing a large portion of the Index. As a result, the Portfolio may be subject to greater volatility than if the Index were more broadly diversified among commodity sectors.

  Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities, or derivatives that provide exposure to foreign currencies, may be adversely affected by decreases in foreign currency values relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities. Although the Portfolio may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, it is not required to do so.

  Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Investments in emerging markets impose risks different from, and greater than, investments in developed markets. Foreign securities may be less liquid, more volatile, and harder to value than U.S. securities.

  Interest Rate Risk – The value of the Portfolio's fixed income or derivative investments may decline because of a change in market interest rates.

  Leverage Risk – Certain transactions utilized by the Portfolio and the Subsidiary, such as the use of derivative instruments, may give rise to leverage, causing more volatility than if the Portfolio had not been leveraged. The use of leverage may cause the Portfolio or the Subsidiary to liquidate positions when it may not be advantageous to do so to satisfy obligations. The use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Portfolio's net asset value), and there can be no assurance that the Portfolio's use of leverage will be successful.

  Liquidity Risk – Particular derivative investments such as commodity-linked swaps may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

  Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

  Non-Diversification Risk – The Portfolio is classified as a non-diversified fund and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the Portfolio's performance may be more volatile than the performance of a more diversified fund.

  Subsidiary Risk – By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, the Portfolio wholly owns and controls the Subsidiary, and the Portfolio and the Subsidiary are both managed by the same investment adviser and sub-adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as it does currently and could adversely affect the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk – The Portfolio is classified as a non-diversified fund and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not provided because the Portfolio is newly offered and did not complete one full calendar year of operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided because the Portfolio is newly offered and did not complete one full calendar year of operations as of the date of this Prospectus

[1]	Other Expenses and Acquired Fund Fees are estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the expenses indirectly incurred by the Portfolio as a result of its investments in investment companies and other pooled investment vehicles as well as the expenses of investing in the Portfolio's wholly owned Cayman Islands subsidiary fund
[3]	The Portfolio's investment adviser has entered into a written agreement to waive its management fee in an amount equal to the management fee paid to it by the Portfolio's wholly owned Cayman Islands subsidiary fund. This waiver will remain in effect for the life of the Portfolio, as long as the Portfolio remains invested in the subsidiary fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011